13 Taxes	12 Months Ended
Dec. 31, 2019
Taxes [Abstract]
Taxes

13  Taxes

13.1    Deferred income tax and social contribution

13.1.1     Income Tax and Social Contribution

The taxation on profit comprises income tax and social contribution calculated based on the taxable profits (adjusted profit) of each taxable entity at the applicable tax rates according to prevailing legislation, namely, at 15%, plus 10% surtax on the amount exceeding R$ 240 per year, for income tax and at 9% for social contribution.

Income tax and social contribution losses can be offset against future taxable profits, considering the limit of 30% of the taxable profit for the period, and can be carried forward indefinitely.

13.1.2     Deferred income tax and social contribution

The Company, based on its profitability history and the expectation of generating future taxable profits, based on its internal projections prepared for reasonable periods for its business, sets up a deferred tax asset on temporary differences between the tax bases and on tax losses and negative tax basis.

The deferred income tax and social contribution are recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used for tax calculation purposes, to the extent that it is probable that there will be sufficient taxable profits against which the temporary differences can be utilized and the tax losses can be offset.

Deferred tax assets and liabilities may be offset if there is a legal right to offset the current tax assets and liabilities and they relate to the same taxing authority.

			Effect	Business	Recognized			Business	Recognized
	Balance as of	Recognized	of applying	combination	comprehensive	Balance as of	Recognized	combination	comprehensive	Balance as of
	January 01, 2018	in income	new IFRS	effect	income	December 31, 2018	in income	effect (Note 1.2)	income	December 31, 2019
Noncurrent assets
Provisions for legal claims	514,358	55,123	-	3,696	-	573,177	(62,044)	6,237	-	517,370
Post-employment benefits	293,611	15,080	-	-	19,994	328,685	13,285	-	63,444	405,414
Impairment of assets	310,561	17,450	-	-	-	328,011	57,456	-	-	385,467
Research and development and energy efficiency programs	156,325	(1,834)	-	-	-	154,491	10,840	-	-	165,331
Expected credit losses	113,380	(6,838)	7,468	-	-	114,010	17,811	-	-	131,821
Tax losses and negative tax basis	110,658	(39,518)	-	-	-	71,140	27,102	-	-	98,242
Social security contributions - injunction on judicial deposit	60,856	6,154	-	-	-	67,010	4,190	-	-	71,200
Amortization - concession	48,722	4,617	-	-	-	53,339	5,005	-	-	58,344
Provision for profit sharing	22,270	8,278	-	-	-	30,548	21,567	-	-	52,115
Concession contracts	24,906	(1,300)	-	-	-	23,606	(1,253)	-	-	22,353
Provision for energy purchases	129,877	25,693	-	-	-	155,570	(137,531)	-	-	18,039
Others	97,092	49,673	1,006	-	-	147,771	(4,512)	-	-	143,259
	1,882,616	132,578	8,474	3,696	19,994	2,047,358	(48,084)	6,237	63,444	2,068,955
(-) Noncurrent liabilities
Concession contracts	535,726	68,475	-	9,457	-	613,658	99,817	(1,026)	-	712,449
Deemed cost	449,884	(34,559)	-	-	-	415,325	(34,116)	-	-	381,209
Derivative financial instruments	-	5,030	-	-	-	5,030	65,915	-	-	70,945
Escrow deposits monetary variation	55,328	8,839	-	-	-	64,167	(3,022)	-	-	61,145
Accelerated depreciation	26,401	6,281	-	-	-	32,682	17,640	-	-	50,322
Transaction cost on borrowings and debentures	21,538	9,589	-	-	-	31,127	981	-	-	32,108
Others	34,877	851	-	-	-	35,728	6,849	-	-	42,577
	1,123,754	64,506	-	9,457	-	1,197,717	154,064	(1,026)	-	1,350,755
Net	758,862	68,072	8,474	(5,761)	19,994	849,641	(202,148)	7,263	63,444	718,200
Assets presented in the Statement of Financial Position	915,492					1,007,061				1,011,866
(-) Liabilities presented in the Statement of Financial Position	(156,630)					(157,420)				(293,666)

13.1.3     Realization of deferred taxes

The projection of deferred tax credits realization recorded in noncurrent assets and liabilities is based on the average realization period of each item of deferred assets and liabilities and tax losses, also based on projections of future results. These projections were evaluated by the Supervisory Board on March 17, 2020 and approved by the Board of Directors on March 25, 2020.

The items that were the basis for the constitution of the main credits, as well as their form of realization are as follows:

- Amounts recorded on provisions for post-employment benefits will be realized as the payments are made to the Copel Foundation or reversed according to new actuarial estimates;

- Amounts set up on the provisions for legal claims will be realized according to court decisions or by the reversal when the possible risk of the shares is reviewed;

- Amounts set up on the provision for impairment of assets will be realized through the amortization and/or depreciation of the impaired asset;

- Amounts set up on the provision for purchase of energy and charges of the main distribution and transmission grid will be realized upon the effective obligation of the amounts provisioned or by the reversal of the provision;

- Amounts set up on the provisions for R&D and PEE will be realized through the expenses incurred in the projects carried out;

- Amounts recorded on the deemed cost will be realized through the amortization and/or depreciation of the valued asset;

- Amounts related to the concession agreement will be realized over the term of the agreement;

- Amounts related to tax losses and negative tax basiswill be recovered by offsetting against future taxable income;

- Other amounts: realized when they meet the deductibility criteria provided for in tax legislation, or upon reversal of the recorded amounts.

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2020	329,177	(96,763)
2021	258,853	(98,388)
2022	143,599	(91,131)
2023	136,665	(102,510)
2024	84,208	(80,290)
2025 to 2027	158,702	(209,525)
2028 to 2029	957,751	(672,148)
	2,068,955	(1,350,755)

13.1.4     Unrecognized tax credits

As of December 31, 2019, UEG Araucária did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$ 83,273 (R$ 34,567, as of December 31, 2018) for not having, at that moment, reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits.

13.2    Other taxes recoverable and other tax obligations

	12.31.2019	12.31.2018
Current assets
Recoverable ICMS (VAT)	103,977	96,072
Recoverable PIS/Pasep and Cofins taxes	98,942	64,200
Other recoverable taxes	2,141	570
	205,060	160,842
Noncurrent assets
Recoverable ICMS (VAT)	74,568	50,306
PIS/Pasep and Cofins taxes	213,667	147,380
Other recoverable taxes	33,776	33,714
	322,011	231,400
Current liabilities
ICMS (VAT) payable	179,662	185,634
PIS/Pasep and Cofins payable	125,197	115,345
IRRF on JSCP	117,807	23,687
Special Tax Regularization Program - Pert	49,310	46,777
Ordinary financing of taxes with the federal tax authorities	18,063	64,974
Other taxes	11,029	15,016
	501,068	451,433
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	209,747	197,413
Special Tax Regularization Program - Pert	447,897	471,665
Ordinary financing of taxes with the federal tax authorities	-	21,658
TCFRH (a)	-	101,821
Other taxes	4,470	4,175
	662,114	796,732
(a) Control, Monitoring and Inspection Fee for Exploration Activities and the Use of Water Resources - as a result of the repeal of the law that instituted the referred fee, the Company, based on the opinion of its legal advisors, concluded that the conditions to maintain the provision were not satisfied and reversed the balance, so that R $ 97,664 was recorded in the operating result (Note 33.6) and R $ 4,157 in the financial result

Sales and services revenues are subject to value-added tax (Imposto sobre Circulação de Mercadorias e Serviços or ICMS) and service tax (Imposto sobre Serviços or ISS), at the applicable rates, and to the PIS (Social Integration Program) and COFINS (Contribution for Social Security Funding).

Credits resulting from non-cumulative PIS and COFINS charges are accounted for as reductions to operating costs in the statement of income.

Credits arising from non-cumulative ICMS, PIS and COFINS related to the purchase of assets are presented as reductions to the acquisition cost of these assets.

Prepayments or amounts that can be offset are presented in current and non-current assets, according to their expected realization.

13.2.1     Pis/Pasep and Cofins credit on ICMS

The final and unappealable ruling has been rendered in connection with the lawsuit through which Compagás was claiming exclusion of ICMS from the PIS/Pasep and Cofins tax bases. Due to this favorable ruling, the Company recorded the credit right of R$ 143,618 under Other Taxes Recoverable with corresponding entry of R$105,184 in operating revenue (Note 31.1) and R$ 38,434 in financial income (Note 33.1).

In addition, Copel DIS filed a writ of mandamus requesting the exclusion of the ICMS amount in the basis for calculating contributions to Pis and Cofins. The referred process is in the final stage of appeals at the Supreme Court of Justice and the Company has been obtaining favorable decisions in all previous stages of the process. The Company awaits the final and unappealable decision of the lawsuit, the modulation of the effects by the Supreme Federal Court of Extraordinary Appeal nº 574,706, as well as the final result of the Taking of Subsidies nº 005/2020 by ANEEL.

13.2.2     Special Regime for Tax Regularization (PERT)

Copel DIS joined PERT in 2017, considering the benefits offered by the program in the face of the change in the CVA tax regime, from a billing regime to an accrual basis. The payment of 20% of the debt occurred in 2017 and as of January 2018 the payment of the balance began in 145 monthly installments of R$ 3,572, adjusted by the Selic rate. In December 2018, the Federal Revenue Service of Brazil consolidated the debts presented by the Company, which has been paying its installments on time.

13.3    Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2019	12.31.2018	12.31.2017
Income before IRPJ and CSLL	2,702,195	1,955,997	1,392,941
IRPJ and CSLL (34%)	(918,746)	(665,039)	(473,600)
Tax effects on:
Equity in income	36,297	46,203	36,555
Interest on own capital	222,848	98,917	90,440
Dividends	192	280	497
Non deductible expenses	(16,571)	(9,322)	(26,292)
Tax incentives	17,804	16,465	14,973
Unrecognized income and social contribution tax loss carry-forwards	(48,892)	(15,383)	(5,645)
Setting up and/or offset of income tax and social contribution losses of prior years	-	5,037	90,804
Difference between the calculation bases of deemed profit and taxable profit	72,175	11,076	(19,680)
Others	(4,433)	(227)	17,262
Current IRPJ and CSLL	(433,555)	(580,065)	(379,943)
Deferred IRPJ and CSLL	(205,771)	68,072	105,257
Effective rate - %	23.7%	26.2%	19.7%